TRADE RECEIVABLES (Schedule of Allowance for Doubtful Accounts) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Balance at beginning of year		₪ 188	₪ 193	₪ 190
Receivables written-off during the year as uncollectible		(44)	(35)	(49)
Charge or expense during the year	[1]	18	30	52
Balance at end of year		₪ 162	₪ 188	₪ 193

[1]	Equivalent to net impairment losses on financial and contract assets, as presented in the statement of income as Credit losses.